General accounting principles	12 Months Ended
Dec. 31, 2024
General accounting principles
General accounting principles

Note 1 General accounting principles

1.1 Accounting principles

A)  Principles of consolidation

Entities that are directly controlled by the parent company or indirectly controlled through other consolidated entities are fully consolidated.

Investments in joint ventures are accounted for by the equity method. TotalEnergies accounts for joint operations by recognizing its share of assets, liabilities, income and expenses.

Investments in associates, in which TotalEnergies has significant influence, are accounted for by the equity method. Significant influence is presumed when TotalEnergies holds, directly or indirectly through subsidiaries, 20% or more of the voting rights. In the case of a percentage of less than 20%, accounting under the equity method applies only when significant influence can be demonstrated.

All internal balances, transactions and income are eliminated.

B)  Business combinations

Business combinations are accounted for using the acquisition method. This method requires the recognition of the acquired identifiable assets and assumed liabilities of the companies acquired by TotalEnergies at their fair value.

The purchase accounting of the acquisition is finalized up to a maximum of one year from the acquisition date.

The acquirer shall recognize goodwill at the acquisition date, being the excess of:

▪

the consideration transferred, the amount of non-controlling interests and, in business combinations achieved in stages, the fair value at the acquisition date of the investment previously held in the acquired company;

▪	over the fair value at the acquisition date of acquired identifiable assets and assumed liabilities.

If the consideration transferred is lower than the fair value of acquired identifiable assets and assumed liabilities, an additional analysis is performed on the identification and valuation of the identifiable elements of the assets and liabilities. After having completed such additional analysis, any negative goodwill is recorded as income.

Non-controlling interests are measured either at their proportionate share in the net assets of the acquired company or at fair value.

In transactions with non-controlling interests, the difference between the price paid (received) and the book value of non-controlling interests acquired (sold) is recognized directly in equity.

C)  Foreign currency translation

The presentation currency of TotalEnergies’ Consolidated Financial Statements is the U.S. dollar. However, the functional currency of the parent company is the euro. The resulting currency translation adjustments are presented on the line “Currency translation adjustment generated by the parent company” of the consolidated statement of comprehensive income, within “Items not potentially reclassifiable to profit and loss”. In the balance sheet, they are recorded in “Currency translation adjustment”.

The financial statements of subsidiaries are prepared in the currency that most clearly reflects their business environment. It is referred to as their functional currency.

Since July 1, 2018, Argentina is considered to be hyperinflationary. IAS 29 “Financial Reporting in Hyperinflationary Economies” is applicable to entities whose functional currency is the Argentine peso. The functional currency of the Argentine Exploration & Production subsidiary is the U.S. dollar, therefore IAS 29 has no incidence on TotalEnergies accounts. Net asset of the other business segments is not significant.

(i)    Monetary transactions

Transactions denominated in currencies other than the functional currency of the entity are translated at the exchange rate on the transaction date. At each balance sheet date, monetary assets and liabilities are translated at the closing rate and the resulting exchange differences are recognized in the statement of income.

(ii)   Translation of financial statements

Assets and liabilities of entities denominated in currencies other than dollar are translated into dollar on the basis of the exchange rates at the end of the period. The income and cash flow statements are translated using the average exchange rates for the period. Foreign exchange differences resulting from such translations are either recorded in shareholders’ equity under “Currency translation adjustments” (for TotalEnergies share) or under “Non-controlling interests” (for the share of non-controlling interests) as deemed appropriate.

1.2 Significant accounting principles applicable in the future

The application of the standards or interpretations published respectively by the International Accounting Standards Board (IASB) and the International Financial Reporting Standards Interpretations Committee (IFRS IC) which were not yet in effect at December 31, 2024, is expected to have a non material impact. Note that IFRS 18, published in April 2024 and applicable from January 1, 2027, will modify the presentation of the consolidated statement of income and the consolidated statement of cash flow.